Equity - Schedule of movements in own shares (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Beginning balance	£ (9,514)	£ (8,431)	£ (8,440)
Ending balance	£ (9,292)	£ (9,514)	£ (8,431)
Own shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	219	223	227
Beginning balance	£ 1,838	£ 1,877	£ 1,936
Ending balance (in shares)	216	219	223
Ending balance	£ 1,814	£ 1,838	£ 1,877
Own shares | Share trust arrangements
Disclosure of classes of share capital [line items]
Increase (decrease) due to share based payment transactions (in shares)	(1)	(2)	(1)
Increase (decrease) due to share based payment transactions	£ (12)	£ (23)	£ (11)
Own shares | Shares used to satisfy options
Disclosure of classes of share capital [line items]
Increase (decrease) due to share based payment transactions (in shares)	(2)	(2)	(3)
Increase (decrease) due to share based payment transactions	£ (12)	£ (16)	£ (48)
Own shares | Share buyback programme
Disclosure of classes of share capital [line items]
Number of shares purchased - share buyback programme (in shares)	38	61	3
Shares purchased - share buyback programme	£ 1,381	£ 2,284	£ 109
Shares cancelled (in shares)	(38)	(61)	(3)
Shares cancelled	£ (1,381)	£ (2,284)	£ (109)